Shareholders' Equity	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
Shareholders' Equity	Shareholders’ Equity

Shares Authorized and Outstanding

The Board of Directors of the Parent (the “Board”) may issue ordinary shares of the Parent upon shareholder approval. At the Parent’s 2021 annual general meeting, the shareholders authorized the issuance of up to 136.6 million additional ordinary shares (of which 68.3 million can be issued in connection with an offer by way of rights issue), with a par value of $0.10 per share, for a period expiring at the end of the 2022 annual general meeting, or, if sooner, on August 10, 2022, unless previously revoked, varied, or renewed.

Ordinary shares outstanding were as follows:

	December 31,
	2021	2020	2019
Balance at beginning of year	204,856,564	204,435,333	204,210,731
Shares issued under restricted stock plans	331,554	421,231	224,602
Repurchases of common stock	(1,500,000)	—	—
Balance at end of year	203,688,118	204,856,564	204,435,333

Share Repurchase Program

On November 15, 2021, the Board authorized a share repurchase program (the “Program”) pursuant to which the Company may repurchase up to $300 million of the Parent’s outstanding ordinary shares during a period of four years commencing on November 18, 2021. At the Parent’s 2021 annual general meeting, the Parent’s shareholders granted authority to repurchase, subject to a maximum repurchase price, up to 20,485,656 of the Parent’s ordinary shares. This authority remains valid until November 10, 2022, unless previously revoked, varied, or renewed at the Parent’s 2022 annual general meeting.

The Parent repurchases ordinary shares under the Program at the market price on the trade date and the Parent cancels repurchased ordinary shares or holds them in treasury. If the Parent holds repurchased ordinary shares in treasury, all amounts paid to repurchase such shares have been recorded as treasury stock in our consolidated balance sheets until they are reissued or retired. Under the Program, the Parent repurchased 1.5 million ordinary shares for $41 million during 2021.

For the period January 1, 2022 to February 25, 2022, the Parent repurchased 937,758 ordinary shares for $26 million under the Program.

Dividends

We declared a $0.20 cash dividend per share during the fourth quarter of 2021, the first quarter of 2020, and all four quarters of 2019.

The TLF Agreement and the RCF Agreement limit the aggregate amount that the Parent can pay with respect to dividends and repurchases of ordinary shares in each year based on ratings by Moody’s and S&P. As discussed in Note 15 - Debt, in May 2020, the Company entered into amendments to these agreements which prohibited dividends and repurchases of ordinary shares through June 30, 2021.
Accumulated Other Comprehensive Income

The following table details the changes in AOCI:

		Unrealized Gain (Loss) on:		AOCI
($ in millions)	Foreign Currency Translation	Hedges	Other	Total	Attributable to non-controlling interests	Attributable to IGT PLC
Balance at December 31, 2018	247	(7)	1	242	20	262
Change during period	(18)	—	3	(15)	16	1
Reclassified to operations (1)	2	(2)	—	(1)	—	(1)
Tax effect	—	—	—	1	—	1
Other comprehensive (loss) income	(17)	(1)	3	(15)	16	1
Balance at December 31, 2019	231	(8)	4	227	36	263
Change during period	128	(1)	—	127	(59)	68
Reclassified to operations (1)	(1)	—	—	(1)	—	(1)
Other comprehensive income (loss)	128	(1)	—	127	(59)	67
Balance at December 31, 2020	358	(9)	4	353	(24)	330
Change during period	9	3	(1)	11	51	62
Reclassified to operations (1)	19	1	—	20	1	21
Tax effect	—	(1)	—	—	—	—
Other comprehensive income (loss)	28	3	(1)	30	52	82
Balance at December 31, 2021	387	(6)	3	384	28	412
(1) Foreign currency translation of approximately $19 million was reclassified into gain on sale of discontinued operations, net of tax on the consolidated statements of operations for the year ended December 31, 2021. Other foreign currency translation adjustments related to liquidated subsidiaries were reclassified into foreign exchange (gain) loss, net on the consolidated statements of operations for the years ended December 31, 2020 and 2019. Unrealized gain (loss) on hedges were reclassified into service revenue on the consolidated statements of operations for the years ended December 31, 2021 and 2019.